Kathleen M. Macpeak

+1.202.373.6149

kathleen.macpeak@morganlewis.com

VIA EDGAR

February 20, 2019

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nuveen Core Equity Alpha Fund (File Nos. 333-228049 and 811-22003) Filing on Form N-2

Dear Sir or Madam:

On behalf of our client, Nuveen Core Equity Alpha Fund (the “Fund”), we are filing Pre-Effective Amendment No. 1 to the Fund’s registration statement on Form N-2 under the Securities Act of 1933 and the Investment Company Act of 1940. This filing is being made for the purpose of responding to comments received from the staff to the Fund’s filing made on October 30, 2018 to i) register additional Common Shares of the Fund; ii) update financial information; and iii) make other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

Pursuant to an order under Section 6(c) of the 1940 Act granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder, In the Matter of Nuveen Real Estate Income Fund and Nuveen Fund Advisors, LLC, Investment Company Act Release Nos. 30883 (Jan. 16, 2014) (Notice) and 30913 (Feb. 11, 2014) (the “Order”), the Fund may make periodic distributions of long-term capital gains with respect to its Common Shares as frequently as twelve times each year, and as frequently as distributions are specified by or determined in accordance with the terms of any outstanding shares of preferred stock as the Fund may issue, subject to the conditions of the Order.

If you have any questions regarding this filing, please contact me at 202.373.6149.

Very truly yours,

/s/ Kathleen M. Macpeak

Kathleen M. Macpeak

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001